Subsequent Events - Summary of Contributions from the Mexican Government (Details) - Petróleos Mexicanos - Subsequent event $ in Thousands	4 Months Ended
Apr. 15, 2026 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 58,346,391
Strengthening of Financial Position One, January 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	12,471,690
Strengthening of Financial Position Two, January 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	12,216,400
Strengthening of Financial Position, February 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	18,592,882
Strengthening of Financial Position, March 2026
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 15,065,419